Related Parties Transactions And Balances (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions And Balances
Payroll and other short-term benefits	$ 1,573	$ 1,073	$ 703
Bonuses and Commissions	146	178
Advisory fees		73	246
Management fees	185	222	166
Share-based payments	219	665	1,291
Total benefits	$ 2,123	$ 2,211	$ 2,406